UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-08555

EVERGREEN MONEY MARKET TRUST
________________________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116-5034
________________________________________________________________________
(Address of principal executive offices)

The Corporation Trust Company
1209 Orange Street
Wilmington, Delaware 19801
________________________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code:    (617) 210-3200

Date of fiscal year end:  1/31

Date of reporting period:  7/1/2010 - 7/16/2010

ITEM 1. PROXY VOTING RECORD

The following are series of Evergreen Money Market Trust
(the "Registrant"):

Evergreen Money Market Funds (FYE 1/31)
	Evergreen California Municipal Money Market Fund
	Evergreen Money Market Fund
	Evergreen Municipal Money Market Fund
	Evergreen New Jersey Municipal Money Market Fund
	Evergreen New York Municipal Money Market Fund
	Evergreen Pennsylvania Municipal Money Market Fund
	Evergreen Treasury Money Market Fund
	Evergreen U.S. Government Money Market Fund


The following series of the Registrant merged into the Wells Fargo Advantage Funds family of funds during the reporting period, held no securities during the period covered by this report in which there was a securityholder vote, and accordingly, has no proxy votes to report:

	Evergreen California Municipal Money Market Fund
	Evergreen Money Market Fund
	Evergreen Municipal Money Market Fund
	Evergreen New Jersey Municipal Money Market Fund
	Evergreen New York Municipal Money Market Fund
	Evergreen Pennsylvania Municipal Money Market Fund
	Evergreen Treasury Money Market Fund
	Evergreen U.S. Government Money Market Fund

                                   SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                EVERGREEN MONEY MARKET TRUST
                                By:   /s/ Jeremy DePalma
                                   ---------------------------------------
                                    Jeremy DePalma
                                    Treasurer
Date:  April 12, 2011
     --------------------------